Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment
Schedule of Property and Equipment

	September 30,	December 31,
	2025	2024
Equipment	$31,362	$2,657

Less: accumulated depreciation	(5,872)	(664)

Equipment, net	$25,490	$1,993

December 31,	2024	2023

Property and equipment	$2,657	$—

Less: accumulated depreciation	(664)	—

Property and equipment, net	$1,993	$—